UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

aLTSHARES TRUST

(exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1.	Report to Shareholders.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Semi-Annual Report

November 30, 2022

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

AltShares Merger Arbitrage ETF
Portfolio Information	1
Portfolio of Investments	4
AltShares Event-Driven ETF
Portfolio Information	11
Portfolio of Investments	14
Statement of Assets and Liabilities	22
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights
AltShares Merger Arbitrage ETF	26
AltShares Event-Driven ETF	27
Notes to Financial Statements	28
Disclosure of Fund Expenses	46
Additional Information	48

AltShares Merger Arbitrage ETF  Portfolio Information

November 30, 2022

Performance (annualized returns as of November 30, 2022)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Merger Arbitrage ETF* NAV Returns	2.93%	—	—	3.79%
AltShares Merger Arbitrage ETF* Market Price Returns	2.89%	—	—	3.79%
Water Island Merger Arbitrage USD Hedged Index	2.89%	—	—	4.41%

* Fund inception: 5/7/2020.

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. The performance data reflects fee waivers in effect at the time. If fee waivers were not in place, the performance depicted would be lower. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 0.76%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report.

The Water Island Merger Arbitrage USD Hedged Index ("Underlying Index") is comprised of securities of U.S. and foreign companies of any market capitalization, which may from time to time include small and medium capitalization companies.

An investor may not invest directly in an index.

Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors to the same extent as the Underlying Index and may be more sensitive to market or other developments that significantly affect those industries.

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2022

fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio Information (continued)

November 30, 2022

Sector Weighting

The following chart shows the sector weightings of the AltShares Merger Arbitrage ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Portfolio of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.81%
Airlines - 1.62%
Spirit Airlines, Inc.	65,236	$1,416,274
Banks - 3.97%
First Horizon Corp.	128,206	3,185,919
Limestone Bancorp, Inc.	11,206	289,115
		3,475,034
Biotechnology - 2.31%
AVEO Pharmaceuticals, Inc.(a)	135,109	2,019,880
Commercial Services - 4.53%
Caverion Oyj	85,030	615,836
Evo Payments, Inc., Class A(a)	59,687	2,012,049
MoneyGram International, Inc.(a)	62,747	685,197
RPS Group Plc	246,313	650,143
		3,963,225
Computers & Computer Services - 4.07%
KnowBe4, Inc., Class A(a)(b)	118,391	2,923,074
SLM Solutions Group AG(a)	30,701	635,754
		3,558,828
Distribution/Wholesale - 1.18%
IAA, Inc.(a)	27,706	1,035,373
Diversified Financial Services - 2.27%
Cowen, Inc., Class A(b)	51,507	1,991,261
Electric - 0.11%
ContourGlobal Plc(c)	30,835	92,910
Energy - Alternate Sources - 3.68%
Archaea Energy, Inc.(a)	124,326	3,225,016
Engineering & Construction - 0.63%
HomeServe Plc(a)	38,114	547,109
Gas - 2.37%
South Jersey Industries, Inc.	59,758	2,073,603
Healthcare - Products - 5.76%
ABIOMED, Inc.(a)	8,540	3,226,327
Meridian Bioscience, Inc.(a)	45,490	1,455,680
SeaSpine Holdings Corp.(a)	48,619	364,156
		5,046,163

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.81% (Continued)
Healthcare - Services - 6.52%
LHC Group, Inc.(a)(b)	17,724	$2,896,279
Signify Health, Inc., Class A(a)(b)	98,380	2,815,636
		5,711,915
Holding Companies-Diversified - 0.75%
Professional Holding Corp., Class A(a)(b)	21,834	654,365
Home Furnishings - 1.96%
iRobot Corp.(a)(b)	32,971	1,717,459
Internet - 3.03%
Home24 SE(a)	78,440	611,369
Poshmark, Inc., Class A(a)	113,451	2,022,831
Zendesk, Inc.(a)	226	17,515
		2,651,715
Machinery - Diversified - 3.66%
Altra Industrial Motion Corp.	54,720	3,207,686
Media - 1.13%
TEGNA, Inc.(b)	50,269	992,310
Pharmaceuticals - 3.60%
Myovant Sciences Ltd.(a)	117,413	3,153,713
Real Estate Investment Trusts - 3.76%
STORE Capital Corp.	103,130	3,289,847
Software - 24.85%
1Life Healthcare, Inc.(a)(b)	169,516	2,880,077
Activision Blizzard, Inc.(b)	19,814	1,465,245
AVEVA Group Plc	77,456	2,969,587
Benefitfocus, Inc.(a)	151,802	1,574,187
BTRS Holdings, Inc., Class 1(a)	164,971	1,562,275
EMIS Group Plc	64,014	1,448,932
ForgeRock, Inc., Class A(a)(b)	135,778	2,953,171
Micro Focus International Plc	317,459	1,998,029
UserTesting, Inc.(a)	205,623	1,525,723
VMware, Inc., Class A(a)(b)	27,832	3,381,310
		21,758,536
Telecommunications - 2.34%
Sierra Wireless, Inc.(a)	69,810	2,047,527

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.81% (Continued)
Transportation - 6.71%
Atlas Air Worldwide Holdings, Inc.(a)(b)	28,620	$2,884,037
Atlas Corp.	194,500	2,989,465
		5,873,502
TOTAL COMMON STOCKS (Cost $79,131,599)		79,503,251
LIMITED PARTNERSHIPS - 0.70%
Pipelines - 0.70%
PBF Logistics LP	30,695	613,529
TOTAL LIMITED PARTNERSHIPS (Cost $670,824)		613,529

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.26%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	3.629	%(d)	4,053,220	$4,053,220
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.776	%(d)	4,053,219	4,053,219
				8,106,439
TOTAL SHORT-TERM INVESTMENTS (Cost $8,106,439)				8,106,439
Total Investments - 100.77% (Cost $87,908,862)				88,223,219
Liabilities in Excess of Other Assets - (0.77)%(e)				(673,916)
NET ASSETS - 100.00%				$87,549,303

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2022, the aggregate fair market value of those securities was $13,728,340 representing 15.68% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, these securities had a total value of $92,910 or 0.11% of net assets.

(d)  Rate shown is the 7-day effective yield as of November 30, 2022.

(e)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (1.58%)
COMMON STOCKS SOLD SHORT - (1.58%)
Banks - (0.09%)
Peoples Bancorp, Inc.	(2,733)	$(81,990)
Commercial Services - (1.01%)
Ritchie Bros Auctioneers, Inc.	(16,060)	(880,891)
Healthcare - Products - (0.42%)
Orthofix Medical, Inc.	(20,240)	(364,118)
Oil & Gas - (0.06%)
PBF Energy, Inc., Class A	(1,429)	(56,831)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,353,718)		(1,383,830)
TOTAL SECURITIES SOLD SHORT (Proceeds $1,353,718)		$(1,383,830)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	PBF Energy, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	05/06/2024	$—	$—	$45,546	USD	318,328	$45,546
Morgan Stanley & Co./ Monthly	Euromoney Institutional Investor Plc	Paid 1 Month SONIA Plus 94 bps (3.868%)	07/08/2024	—	—	14,292	GBP	952,895	14,292
Morgan Stanley & Co./ Monthly	Homeserve Plc	Paid 1 Month SONIA Plus 87 bps (3.798%)	07/08/2024	—	—	9,618	GBP	1,312,970	9,618
						$69,456			$69,456

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	05/06/2024	$—	$—	$(331,532)	USD	1,600,931	$(331,532)
Morgan Stanley & Co./ Monthly	Peoples Bancorp, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	05/06/2024	—	—	(4,705)	USD	215,885	(4,705)
Morgan Stanley & Co./ Monthly	Seacoast Banking Corp. of Florida	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	05/06/2024	—	—	(71,457)	USD	597,302	(71,457)
Morgan Stanley & Co./ Monthly	ContourGlobal Plc	Paid 1 Month SONIA Plus 94 bps (3.868%)	07/08/2024	—	—	(1,852)	GBP	208,297	(1,852)
						$(409,546)			$(409,546)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	4,068,300	USD	2,963,305	Morgan Stanley & Co.	12/15/2022	$61,672
USD	2,832,984	CAD	3,713,020	Morgan Stanley & Co.	12/15/2022	72,175
EUR	697,200	USD	693,164	Morgan Stanley & Co.	12/15/2022	33,093
GBP	1,678,400	USD	1,910,153	Morgan Stanley & Co.	12/15/2022	113,621
USD	848,546	GBP	701,100	Morgan Stanley & Co.	12/15/2022	3,177
SEK	5,923,140	USD	531,670	Morgan Stanley & Co.	12/15/2022	32,807
						$316,545
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	258,608	CAD	355,280	Morgan Stanley & Co.	12/15/2022	$(5,561)
USD	2,506,140	EUR	2,494,730	Morgan Stanley & Co.	12/15/2022	(92,562)
USD	9,027,335	GBP	7,749,200	Morgan Stanley & Co.	12/15/2022	(316,459)
USD	542,143	SEK	5,923,140	Morgan Stanley & Co.	12/15/2022	(22,335)
						$(436,917)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	80.48%
United Kingdom	12.41%
Canada	5.76%
Germany	1.42%
Finland	0.70%
Liabilities in Excess of Other Assets	(0.77)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

EUR - Euro

GBP - British pound

LP - Limited Partnership

Ltd. - Limited

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company.

Plc - Public Limited Company

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States

SEK - Swedish krona

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

SONIA - Sterling OverNight Index Average

USD - United States Dollar

The following table summarizes AltShares Merger Arbitrage ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$79,503,251	$—	$—	$79,503,251
Limited Partnerships	613,529	—	—	613,529
Short-Term Investments	8,106,439	—	—	8,106,439
TOTAL	$88,223,219	$—	$—	$88,223,219
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$316,545	$—	$316,545
Equity Swaps	69,456	—	—	69,456
Liabilities
Common Stocks**	(1,383,830)	—	—	(1,383,830)
Forward Foreign Currency Exchange Contracts	—	(436,917)	—	(436,917)
Equity Swaps	(409,546)	—	—	(409,546)
TOTAL	$(1,723,920)	$(120,372)	$—	$(1,844,292)

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information

November 30, 2022

Performance (annualized returns as of November 30, 2022)

Net asset value ("NAV") represents the value of each share's portion of the Fund's underlying net assets (including cash) at the end of the trading day. Market price represents the mid-point between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund's NAV is calculated (usually 4:00 pm Eastern time).

	One Year	Five Year	Ten Year	Since Inception
AltShares Event-Driven ETF NAV Returns	-4.08%	6.43%	—	4.18%
AltShares Event-Driven ETF Market Price Returns	-3.59%	6.50%	—	4.22%
ICE BofA U.S. 3-Month Treasury Bill Index	1.10%	1.21%	—	0.91%
Standard & Poor's 500 Index®	-9.21%	10.98%	—	10.96%

Current performance may be lower or higher than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. The performance data does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions or redemption of Fund shares. You can obtain performance data current to the most recent month-end by calling 1-855-955-1607.

The Total Annual Fund Operating Expense ratio for the Fund is 1.53%. The expense ratio is as stated in the current prospectus and may differ from the expense ratio disclosed in the financial highlights in this report.

The ICE BofA U.S. 3-Month Treasury Bill Index (formerly named, ICE BofA Merrill Lynch U.S. 3-Month Treasury Bill Index) tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Standard and Poor's 500, or simply the S&P 500, is a stock market index tracking the performance of 500 large companies listed on stock exchanges in the United States.

An investor may not invest directly in an index.

The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

Risks: Investments are subject to risk, including possible loss of principal. There can be no assurance that the Fund will achieve its investment objectives. The Fund is non-diversified and is expected to be concentrated in certain industries and sectors and may be more sensitive to market or other developments that significantly affect those industries.

Semi-Annual Report | November 30, 2022

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2022

The Fund uses investment techniques with risks that are different from those ordinarily associated with equity investments. Such risks include merger arbitrage risk (in that the proposed reorganizations in which the Fund invests maybe renegotiated or terminated, in which case the Fund may realize losses) and short sale risk (in that the Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls). Short sales by the Fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.

The Fund may invest in derivatives (such as forwards, futures including foreign forward currency contracts, options and swaps), which may cause the Fund to be susceptible to credit risk and currency fluctuations. Derivatives may be more sensitive to changes in market conditions and may amplify the risk of loss for the Fund. The Fund may experience high portfolio turnover which could result in higher transaction costs and taxes.

Shares of the Fund may be bought or sold throughout the day at their market price on the exchange on which they are listed. The market price of fund shares may be at, above, or below their NAV and will fluctuate with changes in the NAV as well as with supply and demand in the market for the shares. The market price of fund shares may differ significantly from their NAV during periods of market volatility. Shares of the Fund may only be redeemed directly with the Fund at NAV by Authorized Participants, in large creation units. There can be no guarantee that an active trading market for fund shares will develop or be maintained or that their listing will continue or remain unchanged. Buying or selling fund shares on an exchange may require the payment of brokerage commissions and frequent trading may incur brokerage costs that detract significantly from investment returns.

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio Information (continued)

November 30, 2022

Sector Weighting

The following chart shows the sector weightings of the AltShares Event-Driven ETF's investments (including short sales and excluding derivatives) as of the report date.

* Concentration Risk: If a large percentage of mergers or event-driven investment opportunities taking place within the U.S. are within one industry over a given period of time, the Fund may invest a large portion of its assets in securities of issuers in a single industry for that period of time. During such a period of concentration, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.

Semi-Annual Report | November 30, 2022

AltShares Event-Driven ETF  Portfolio of Investments

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.63%
Banks - 1.40%
First Horizon Corp.	1,730	$42,991
Biotechnology - 3.86%
Aura Biosciences, Inc.(a)(b)	3,600	51,408
AVEO Pharmaceuticals, Inc.(a)	3,000	44,850
Horizon Therapeutics Plc(a)	100	10,029
Zai Lab Ltd., ADR(a)	325	12,532
		118,819
Commercial Services - 5.52%
Block, Inc.(a)	650	44,051
Evo Payments, Inc., Class A(a)	2,200	74,162
GXO Logistics, Inc.(a)	500	23,430
Moneylion, Inc.(a)(c)	12,059	9,003
PayPal Holdings, Inc.(a)	244	19,132
		169,778
Diversified Financial Services - 3.14%
Cowen, Inc., Class A	2,500	96,650
Energy - Alternate Sources - 1.69%
Archaea Energy, Inc.(a)	2,000	51,880
Entertainment - 4.70%
Caesars Entertainment, Inc.(a)	600	30,486
Cineplex, Inc.(a)	14,900	114,091
		144,577
Gas - 2.49%
South Jersey Industries, Inc.	2,207	76,583
Healthcare - Products - 5.71%
ABIOMED, Inc.(a)	200	75,558
Meridian Bioscience, Inc.(a)	2,207	70,624
Pacific Biosciences of California, Inc.(a)	2,750	29,563
		175,745
Healthcare - Services - 6.66%
Cano Health, Inc.(a)(b)	20,500	38,950
LHC Group, Inc.(a)	800	130,728
Signify Health, Inc., Class A(a)(b)	1,219	34,888
UpHealth, Inc.(a)(c)	1,176	406
		204,972
Holding Companies-Diversified - 1.95%
Professional Holding Corp., Class A(a)	2,000	59,940

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.63% (Continued)
Home Furnishings - 1.02%
iRobot Corp.(a)	600	$31,254
Insurance - 1.49%
Hartford Financial Services Group, Inc. (The)(b)	600	45,822
Internet - 0.83%
Pinterest, Inc., Class A(a)	1,000	25,420
Machinery - Construction & Mining - 1.04%
Bloom Energy Corp., Class A(a)	1,500	31,935
Machinery - Diversified - 2.64%
Altra Industrial Motion Corp.	1,000	58,620
Crane Holdings Co.	214	22,671
		81,291
Media - 6.50%
Houghton Mifflin Harcourt Co.(a)(d)	2,228	46,788
TEGNA, Inc.(b)	4,000	78,960
Warner Bros Discovery, Inc.(a)	1,950	22,230
Paramount Global, Class B	500	10,040
DISH Network Corp., Class A(a)	2,600	41,730
		199,748
Oil & Gas - 2.62%
EQT Corp.	1,900	80,579
Pharmaceuticals - 3.42%
Myovant Sciences Ltd.(a)	3,000	80,580
Paratek Pharmaceuticals, Inc.(a)(b)	11,038	24,504
		105,084
Real Estate Investment Trusts - 5.04%
Healthcare Realty Trust, Inc.	2,357	48,389
STORE Capital Corp.	1,500	47,850
Summit Industrial Income REIT	3,500	58,674
		154,913
Semiconductors - 5.59%
Advanced Micro Devices, Inc.(a)(b)	1,600	124,208
Magnachip Semiconductor Corp.(a)(b)	2,207	22,335
NVIDIA Corp.	150	25,384
		171,927

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.63% (Continued)
Software - 11.94%
1Life Healthcare, Inc.(a)(b)	1,750	$29,732
8x8, Inc.(a)	1,750	7,490
Activision Blizzard, Inc.(b)	1,500	110,925
Five9, Inc.(a)(b)	1,250	80,137
ForgeRock, Inc., Class A(a)	2,000	43,500
Momentive Global, Inc.(a)	1,105	8,763
RingCentral, Inc., Class A(a)	250	9,265
Snowflake, Inc., Class A(a)	65	9,289
Unity Software, Inc.(a)	400	15,804
UserTesting, Inc.(a)	5,000	37,100
VMware, Inc., Class A(a)(b)	124	15,065
		367,070
Telecommunications - 6.55%
Sierra Wireless, Inc.(a)	3,000	87,990
Switch, Inc., Class A	3,312	113,436
		201,426
Transportation - 2.83%
Atlas Air Worldwide Holdings, Inc.(a)	700	70,539
RXO, Inc.(a)	150	2,850
XPO Logistics, Inc.(a)	350	13,517
		86,906
TOTAL COMMON STOCKS (Cost $2,988,468)		2,725,310

Maturity	Date	Principal Rate	Amount	Value
CONVERTIBLE CORPORATE BONDS - 2.22%
Auto Manufacturers - 0.04%
Lightning eMotors, Inc.(e)	05/15/2024	7.500%	$2,365	$1,404
Healthcare - Services - 0.30%
UpHealth, Inc.(e)	06/15/2026	6.250%	31,000	9,223
Software - 1.88%
Kaleyra, Inc.(e)	06/01/2026	6.125%	73,000	57,790
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $106,366)				68,417

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

	Shares	Value
WARRANTS(a) - 0.00%(f)
Commercial Services - 0.00%(f)
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	$44
Healthcare - Services - 0.00%(f)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(c)	117	3
TOTAL WARRANTS (Cost $0)		47
PRIVATE INVESTMENTS(a)(c)(d)(g) - 0.03%
Fast Capital LLC	400	800
TOTAL PRIVATE INVESTMENTS (Cost $414)		800

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.98%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	3.629	%(h)	122,652	$122,652
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.776	%(h)	122,652	122,652
				245,304
TOTAL SHORT-TERM INVESTMENTS (Cost $245,304)				245,304
Total Investments - 98.86% (Cost $3,340,552)				3,039,878
Other Assets in Excess of Liabilities - 1.14%(i)				35,165
NET ASSETS - 100.00%				$3,075,043

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2022, the aggregate fair market value of those securities was $404,068, representing 13.14% of net assets.

(c)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,212 or 0.33% of net assets.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

Restricted Security	Acquisition Date	Acquisition Cost
Fast Capital LLC	08/18/2020	$414
Moneylion, Inc.	06/19/2020	94,269
UpHealth, Inc.	06/08/2021	11,760
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	06/08/2021	—
Total		$106,443

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2022, the total fair market value of these securities was $47,588, representing 1.55% of net assets.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2022, these securities had a total value of $68,417 or 2.22% of net assets.

(f)  Less than 0.005% of net assets.

(g)  Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.

(h)  Rate shown is the 7-day effective yield as of November 30, 2022.

(i)  Includes cash held as collateral for short sales.

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	Broadcom, Inc.	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/06/2023	$—	$—	$(1,498)	USD	6,216	$(1,498)
Morgan Stanley & Co./ Monthly	Seacoast Banking Corp. of Florida	Received 1 Month- Federal Rate Minus 40 bps (-3.430%)	10/06/2023	—	—	(1,408)	USD	59,857	(1,408)
								$(2,906)	$(2,906)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	48,810	USD	35,725	Morgan Stanley & Co.	12/15/2022	$568
USD	213,155	CAD	281,600	Morgan Stanley & Co.	12/15/2022	3,772
						$4,340
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	41,940	USD	31,573	Morgan Stanley & Co.	12/15/2022	$(388)
USD	31,864	CAD	43,530	Morgan Stanley & Co.	12/15/2022	(504)
						$(892)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	86.62%
Canada	8.48%
United Kingdom	2.62%
Republic of Korea	0.73%
China	0.41%
Other Assets in Excess of Liabilities	1.14%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

LLC - Limited Liability Company

Ltd. - Limited

Plc - Public Limited Company

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

The following table summarizes AltShares Event-Driven ETF's investments and derivative financial instruments categorized in the fair value hierarchy as of November 30, 2022:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Banks	$42,991	$—	$—	$42,991
Biotechnology	118,819	—	—	118,819
Commercial Services	169,778	—	—	169,778
Diversified Financial Services	96,650	—	—	96,650
Energy - Alternate Sources	51,880	—	—	51,880
Entertainment	144,577	—	—	144,577
Gas	76,583	—	—	76,583
Healthcare - Products	175,745	—	—	175,745
Healthcare - Services	204,972	—	—	204,972
Holding Companies-Diversified	59,940	—	—	59,940
Home Furnishings	31,254	—	—	31,254
Insurance	45,822	—	—	45,822
Internet	25,420	—	—	25,420
Machinery - Construction & Mining	31,935	—	—	31,935
Machinery - Diversified	81,291	—	—	81,291
Media	152,960	—	46,788	199,748
Oil & Gas	80,579	—	—	80,579
Pharmaceuticals	105,084	—	—	105,084
Real Estate Investment Trusts	154,913	—	—	154,913
Semiconductors	171,927	—	—	171,927
Software	367,070	—	—	367,070
Telecommunications	201,426	—	—	201,426
Transportation	86,906	—	—	86,906
Convertible Corporate Bonds**	—	68,417	—	68,417
Warrants**	47	—	—	47
Private Investments	—	—	800	800
Short-Term Investments	245,304	—	—	245,304
TOTAL	$2,923,873	$68,417	$47,588	$3,039,878
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,340	$—	$4,340
Liabilities
Forward Foreign Currency Exchange Contracts	—	(892)	—	(892)
Equity Swaps	(2,906)	—	—	(2,906)
TOTAL	$(2,906)	$3,448	$—	$542

*  Refer to footnote 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Portfolio of Investments (continued)

November 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2022:

Investments in Securities	Balance as of May 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers out of Level 3	Balance as of November 30, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of November 30, 2022
Common Stock	$46,788	$—	$—	$—	$—	$—	$46,788	$—
Private Investments	400	—	400	—	—	—	800	400
Total	$47,188	$—	$400	$—	$—	$—	$47,588	$400

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2022:

Investments in Securities	Fair Value at November 30, 2022	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$46,788	Deal Value	Final Determination on Dissent	$21	$21.00
Private Investments	$800	Recovery Value	Expected final payout from winding down	$2	$2.0000

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

  Statement of Assets and Liabilities

November 30, 2022 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$87,908,862	$3,340,552
At fair value of investments (Note 2)	88,223,219	3,039,878
Cash	—	1,425
Deposits with brokers for securities sold short (Note 2)	1,354,910	47
Segregated cash for collateral (Note 2)	75,530	731
Receivable for investment securities sold	3,217,055	70,873
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	316,545	4,340
Unrealized appreciation on swap contracts	69,456	—
Dividends and interest receivable	74,736	5,170
Total Assets	93,331,451	3,122,464
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $1,353,718 and $0)	1,383,830	—
Due to bank	2,867,569	—
Foreign currency due to bank (Cost $8,344 and $0)	8,408	—
Payable for investment securities purchased	618,036	40,536
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	436,917	892
Unrealized depreciation on swap contracts	409,546	2,906
Payable to Adviser (Note 5)	38,940	3,087
Payable for swap reset	18,902	—
Total Liabilities	5,782,148	47,421
NET ASSETS	$87,549,303	$3,075,043
NET ASSETS CONSIST OF:
Paid-in capital	$85,744,193	$3,431,947
Distributable earnings (Accumulated loss)	1,805,110	(356,904)
NET ASSETS	$87,549,303	$3,075,043
PRICING OF SHARES:
Net assets	$87,549,303	$3,075,043
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,274,000	319,320
Net asset value per share	$26.74	$9.63

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statement of Operations

For the Six Months Ended November 30, 2022 (Unaudited)

	AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$524,321	$29,642
Foreign taxes withheld on dividends	(5,937)	—
Interest income	6,229	6,009
Total Investment Income	524,613	35,651
EXPENSES
Investment advisory fees (Note 5)	302,835	18,488
Dividend expense	7,789	740
Total Expenses	310,624	19,228
Fees waived and/or reimbursed by the Adviser (Note 5)	(80,756)	—
Net Expenses	229,868	19,228
NET INVESTMENT INCOME (LOSS)	294,745	16,423
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	(1,428,065)	(15,376)
Swap contracts	1,070,461	11,398
Securities sold short	184,857	14,841
Forward currency contracts	824,121	1,444
Foreign currency transactions (Note 9)	(50,549)	178
Net change in unrealized appreciation (depreciation) on:
Investments	1,675,827	(30,933)
Securities sold short	(30,112)	(67)
Foreign currency transactions (Note 9)	(1,158)	(21)
Swap contracts	(340,090)	(2,906)
Forward currency contracts	(389,790)	4,773
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	1,515,502	(16,669)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,810,247	$(246)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

  Statement of Changes in Net Assets

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022(a)
FROM OPERATIONS
Net investment income (loss)	$294,745	$(6,635)	$16,423	$(6,581)
Net realized gains (losses) from:
Investments	(1,428,065)	(392,953)	(15,376)	85,964
Purchased option contracts	—	—	—	(4,113)
Swap contracts	1,070,461	1,553,090	11,398	(122,697)
Securities sold short	184,857	(9,358)	14,841	(1,896)
Written option contracts	—	—	—	(119)
Forward currency contracts	824,121	256,729	1,444	3,138
Foreign currency transactions	(50,549)	(30,486)	178	44
Net change in unrealized appreciation (depreciation) on:
Investments	1,675,827	(1,644,025)	(30,933)	(360,183)
Securities sold short	(30,112)	(23,955)	(67)	32,626
Foreign currency transactions	(1,158)	(1,027)	(21)	(140)
Purchased option contracts	—	—	—	2,083
Swap contracts	(340,090)	—	(2,906)	—
Forward currency contracts	(389,790)	293,982	4,773	(1,033)
Net increase (decrease) in net assets resulting from operations	1,810,247	(4,638)	(246)	(372,907)
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	—	—	—	(644,809)
Decrease in net assets from distributions to shareholders	—	—	—	(644,809)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	25,970,702	73,219,612	285,998	138,495
Shares issued in reinvestment of distributions	—	—	—	644,808
Payments for shares redeemed	(18,447,945)	(1,553,735)	—	(675,718)
Net increase (decrease) in net assets from capital share transactions	7,522,757	71,665,877	285,998	107,585
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,333,004	71,661,239	285,752	(910,131)

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

  Statement of Changes in Net Assets (continued)

	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022(a)
NET ASSETS
Beginning of period	$78,216,299	$6,555,060	$2,789,291	$3,699,422
End of period	$87,549,303	$78,216,299	$3,075,043	$2,789,291

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Merger Arbitrage ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,			Period Ended
	(Unaudited)		2022		2021	May 31, 2020(a)
Net asset value, beginning of period	$26.12		$25.81		$24.47	$25.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.10		(0.01)		(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.52		0.32		2.11	(0.52)
Total from investment operations	0.62		0.31		2.07	(0.53)
Less distributions
From net realized gains	—		—		(0.73)	—
Total distributions	—		—		(0.73)	—
Net asset value, end of period	$26.74		$26.12		$25.81	$24.47
Total return(c)	2.30	%(d)	1.20%		8.55%	(2.12	)%(d)
Net assets, end of period (in 000s)	$87,549		$78,216		$6,555	$3,769
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)(i)	0.77	%(e)	0.76%		0.86%	0.75	%(e)
Net expenses after advisory fees waived and expenses reimbursed(f)(h)(i)	0.57	%(e)	0.60	%(g)	0.86%	0.75%
Net investment income (loss)	0.73	%(e)	(0.02)%		(0.14)%	(0.49	)%(e)
Portfolio turnover rate	204	%(d)	414%		594%	22	%(d)

(a)  Commenced operations on May 7, 2020.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Annualized.

(f)  Dividend expense totaled 0.02% (annualized), 0.01%, 0.03% and 0.00% of average net assets for the six months ended November 30, 2022, the years ended May 31, 2022 and 2021, and the period ended May 31, 2020, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.08% and 0.00% of average net assets for the six months ended November 30, 2022, the years ended May 31, 2022 and 2021, and the period ended May 31, 2020, respectively.

(g)  Reflects the Adviser's contractual advisory fee limit.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.55% (annualized), 0.59%, 0.75% and 0.75% of average net assets for the six months ended November 30, 2022 and years ended May 31, 2022, 2021 and the period ended May 31, 2020, respectively.

(i)  See Note 5 for a discussion of waiver details.

See Notes to Financial Statements.

www.altsharesetfs.com | 1-855-955-1607

AltShares Event-Driven ETF  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2022		Year Ended May 31,
	(Unaudited)		2022(a)	2021(a)		2020(a)		2019(a)		2018(a)
Net asset value, beginning of period	$9.64		$13.27	$10.45		$9.88		$10.12		$9.99
Income (loss) from investment operations
Net investment income (loss)(b)	0.05		(0.02)	(0.22)		0.30		0.01		(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.06)		(1.20)	4.32		0.47		(0.05)		0.15
Total from investment operations	(0.01)		(1.22)	4.10		0.77		(0.04)		0.13
Less distributions
From net investment income	—		—	(0.45)		(0.06)		—		—
From net realized gains	—		(2.41)	(0.83)		(0.14)		(0.20)		—
Total distributions	—		(2.41)	(1.28)		(0.20)		(0.20)		—
Net asset value, end of period	$9.63		$9.64	$13.27		$10.45		$9.88		$10.12
Total return(c)	(0.10	)%(e)	(10.57)%	40.98	%(d)	7.84	%(d)	(0.29	)%(d)	1.30	%(d)
Net assets, end of period (in 000s)	$3,075		$2,789	$3,699		$1,909		$2,344		$2,177
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.30	%(g)	3.20%	6.88%		12.53%		11.44%		12.27%
Net expenses after advisory fees waived and expenses reimbursed(f)(h)	1.30	%(g)	1.52%	2.30%		1.66%		2.18%		2.10%
Net investment income (loss)	1.11	%(g)	(0.20)%	(1.79)%		2.97%		0.12%		(0.22)%
Portfolio turnover rate	194	%(e)	231%	329%		577%		528%		520%

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.05% (annualized), 0.17%, 0.09%, 0.21%, 0.74% and 0.66% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.11%, 0.77%, 0.01%, 0.00% and 0.00% of average net assets for the six months ended November 30, 2022 and the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(g)  Annualized.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.25% (annualized), 1.24%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2022 and years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements

November 30, 2022

1. ORGANIZATION

The AltShares Trust (the "Trust") is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the "Merger Arbitrage ETF") and the AltShares Event-Driven ETF (the "Event-Driven ETF"), each a "Fund" and collectively the "Funds." The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index"). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the "Predecessor Mutual Fund") an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund ("ETF"). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "NYSE"). Market price for the shares may be different from the net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called "Creation Units." Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds' distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions which are affected by reference rate reform if certain criteria are met. Such provisions are elective and apply to all entities as of March 12, 2020 through December 31, 2022, subject to meeting certain criteria, that have transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate that are discontinued because of reference rate reform. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the Funds' financial statements.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published after 2021. The elimination of LIBOR, among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It's possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted, and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Management expects that the LIBOR transition will not have a material impact on the Funds' financial statements.

Effective August 19, 2022, the Funds are required to comply with new Securities and Exchange Commission ("SEC") regulations governing the use of derivatives by registered investment companies. Rule 18f-4 under the 1940 Act requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program ("DRMP")

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

administered by a derivatives risk manager that is appointed by and overseen by the fund's board of trustees, and to comply with an outer limit on fund leverage risk based on value at risk, or "VaR." The Funds have established a DRMP and appointed a derivatives risk manager to administer the DRMP, consistent with Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund's ability to engage in derivatives transactions as part of its investment strategies. The rule also may not be effective to limit a Fund's risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund's derivatives or other investments. Management expects that the implementation of this rule will not have a material impact on the Funds' financial statements.

Effective September 8, 2022, the Funds are required to comply with new SEC regulations that govern valuation practices and the role of a fund's board with respect to the fair value of the investments of a registered investment company. Rule 2a-5 under the 1940 Act, among other things, establishes an updated regulatory framework for registered investment company fair valuation practices. The Funds' Board has designated the Adviser as each Fund's valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the Adviser, subject to the Board's oversight. Management expects that the implementation of this rule will not have a material impact on the Funds' financial statements.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents, if available. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Single name swap agreements are valued based on the underlying terms of the agreement. Other swap agreements (such as baskets of securities) are valued daily based on the terms of the swap agreement as provided by an independent third party or the counterparty. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser's Pricing Committee, which is under the supervision of the Board. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period November 30, 2022, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds' Portfolio of Investments.

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statement of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statement of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, both short sales and swap contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statement of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Market Disruption Risks Related to COVID-19: The extent of the impact of the novel coronavirus ("COVID-19") outbreak on the financial performance of the Funds continues to depend on future developments, including duration and spread of the outbreak, related public health advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and could negatively impact the Funds' ability to achieve their investment objectives. If the financial markets and/or the overall economy continue to be impacted for an extended period of time, the Funds' results of operations may be materially adversely affected.

Market Disruption Risks Related to Russia-Ukraine Conflict: Russia's invasion of Ukraine in late February 2022, the resulting responses of various countries, the European Union and NATO to Russia's actions (including potential further sanctions), the potential for military escalation and other corresponding events, including potential retaliatory actions (including cyberattacks) by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impact may be particularly acute in certain sectors including, but not limited to, energy, financials, commodities, engineering and defense. This could negatively affect Fund performance and the value of an investment in the Funds, even beyond any direct investment exposure the Funds may have to Russian issuers or the adjoining geographic regions.

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

Risk of Investing in Derivatives — The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called "tracking error." Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds' NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund's prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2022, the Funds entered into foreign currency exchange contracts to hedge currency risk.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds' ability to exercise the warrants or rights at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Funds' counterparty on the swap agreement becomes the CCP.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to the Funds' portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into total return swaps on a net

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Funds' current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Funds' current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds' current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds' use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Funds' ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2022 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2022, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

amounts posted by the Funds or any counterparty on the Statement of Assets and Liabilities. The fair value of derivative instruments for the Funds as of November 30, 2022, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$316,545	Unrealized depreciation on forward foreign currency exchange contracts	$436,917
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	69,456	Unrealized depreciation on swap contracts	409,546
		$386,001		$846,463

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,340	Unrealized depreciation on forward foreign currency exchange contracts	$892
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	2,906
		$4,340		$3,798

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2022, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$824,121	$(389,790)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	1,070,461	(340,090)
		$1,894,582	$(729,880)

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$1,444	$4,773
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	11,398	(2,906)
		$12,842	$1,867

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

Volume of derivative instruments held by the Funds during the six months ended November 30, 2022, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$8,269,939
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(8,425,042)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$52,758
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(113,665)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2022. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2022:

Merger Arbitrage ETF

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$69,456	$(69,456)	$—	$—	$—	$—
Total	$69,456	$(69,456)	$—	$—	$—	$—

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$409,546	$(69,456)	$340,090	$—	$—	$340,090
Total	$409,546	$(69,456)	$340,090	$—	$—	$340,090

Event-Driven ETF

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$2,906	$—	$2,906	$—	$—	$2,906
Total	$2,906	$—	$2,906	$—	$—	$2,906

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of November 30, 2022, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the six months ended November 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

November 30, 2022. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2022, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Merger Arbitrage ETF	Event-Driven ETF
Purchases	$162,952,425	$5,647,360
Sales and Maturities	150,798,759	5,649,837

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund's investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the period ended November 30, 2022 was $23,346,111 and $250,513 of in-kind purchases of securities and $17,111,509 and $0 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

Under the Investment Advisory Fee Waiver Agreement between the Adviser and the Merger Arbitrage ETF, the Adviser had contractually agreed until September 30, 2022 to limit its annual advisory fee to 0.55% of the Merger Arbitrage ETF's average daily net assets in order to limit the Fund's total annual fund operating expenses. This agreement remained in effect until its expiration on September 30, 2022.

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser has voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund's average daily net assets when the Fund's assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund's average daily net assets when the Fund's assets are $100 million or more but less than $200 million. No waiver will apply once the Fund's net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board of Trustees or by a majority of the outstanding Shares on 60 days' written notice to the Adviser, and by the Adviser upon 60 days' written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company ("State Street") serves as Administrator for the Trust pursuant to an administration agreement ("Administration Agreement"). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement"). As Custodian, State Street holds the Funds' assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds' authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the "Distributor") serves as the Funds' distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of November 30, 2022, the officers of the Trust were also employees of the Adviser.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	970,000	$25,970,702	2,800,000	$73,219,612
Payments for shares redeemed	(690,000)	(18,447,945)	(60,000)	(1,553,735)
Net increase	280,000	$7,522,757	2,740,000	$71,665,877
	Six Months Ended November 30, 2022 (Unaudited)		Year Ended May 31, 2022(a)
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	30,000	$285,998	12,649	$138,495
Net shares gained from predecessor	—	—	61,822	644,808
Payments for shares redeemed	—	—	(63,862)	(675,718)
Net increase	30,000	$285,998	10,609	$107,585

(a)  The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business,

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, convertible bonds, corporate actions, non-deductible excise tax activity and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(206,671)	$206,671
Event-Driven ETF*	(6,773)	6,773

*  Commenced operations on September 20, 2021.

The tax character of dividends and distributions declared and paid during the years ended May 31, 2022 and May 31, 2021 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2022	$—	$—	$—
	5/31/2021	184,401	—	184,401
Event-Driven ETF**	5/31/2022	$632,709	$12,100	$644,809
	5/31/2021	248,542	—	248,542

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

**  Commenced operations on September 20, 2021. Figures shown represent the Predecessor Mutual Fund.

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AltShares Trust ETF Funds  Notes to Financial Statements (continued)

November 30, 2022

As of May 31, 2022, the components of distributable earnings on a tax basis were as follows:

	Merger Arbitrage ETF	Event-Driven ETF*
Undistributed ordinary income	$1,796,023	$—
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	(1,479,843)	(177,074)
Capital loss carryover and late year ordinary loss deferrals	(321,317)	(179,584)
Total distributable earnings (accumulated loss)	$(5,137)	$(356,658)

*  Commenced operations on September 20, 2021. Figures shown represent the Predecessor Mutual Fund.

As of November 30, 2022, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$1,376,501	$(1,552,272)	$(175,771)	$86,555,144
Event-Driven ETF	94,709	(394,890)	(300,181)	3,340,552

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, passive foreign investment companies and forward contracts mark to market.

Capital Losses — As of May 31, 2022, the Merger Arbitrage ETF had $316,976 of short term and $4,341 of long term capital loss carryforward and the Event-Driven ETF had $68,538 of short term capital loss carryforward which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Late Year Losses

The Event-Driven ETF elected to defer to the period ending May 31, 2022 losses in the amount of $111,046.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized subsequent events relevant for financial statement disclosure.

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Disclosure of Fund Expenses

November 30, 2022 (Unaudited)

As a shareholder of a fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including advisory fees. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers, if any, that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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AltShares Trust ETF Funds  Disclosure of Fund Expenses (continued)

November 30, 2022 (Unaudited)

	Beginning Account Value 06/01/2022	Ending Account Value 11/30/2022	Expense Ratio(a)		Expenses Paid During Period
AltShares Merger Arbitrage ETF
Actual	$1,000.00	$1,023.00	0.57	%(b)	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	0.57	%(b)	$2.89

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

	Beginning Account Value 06/01/2022	Ending Account Value 11/30/2022	Expense Ratio(a)		Expenses Paid During Period
AltShares Event-Driven ETF
Actual	$1,000.00	$999.00	1.30	%(b)	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	1.30	%(b)	$6.58

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under the Fund's Rule 12b-1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).

Semi-Annual Report | November 30, 2022

AltShares Trust ETF Funds  Additional Information

November 30, 2022 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-955-1607 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Information regarding how the Funds (and, with respect to the Event-Driven ETF, the Predecessor Mutual Fund) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-855-955-1607 or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-PORT. The filings are available on the Funds' website at www.altsharesetfs.com/resources or upon request by calling 1-855-955-1607. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov.

www.altsharesetfs.com | 1-855-955-1607

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855-955-1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and

Trust Company

1 Lincoln Street

Boston, MA 02111

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within the most recent fiscal half-year of the filing date and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 1, 2023

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	February 1, 2023